Accounting Changes and Error Corrections (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of Prior Period Adjustments	The tables below sets out the impact of these corrections to the twelve months ended December 31, 2020 and 2019 relating to these immaterial errors:

	For the Twelve Months Ended December 31, 2020
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME

Gross written premium	$3,703.6	$(5.1)	$3,698.5

Net realized and unrealized exchange gains/(losses)	(12.4)	(1.4)	(13.8)
Income tax expense	(8.6)	(9.8)	(18.4)
Net Loss	$(40.1)	$(16.3)	$(56.4)

	As at December 31, 2020
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED BALANCE SHEET

Assets
Underwriting premium receivables	$1,279.8	$(94.8)	$1,185.0

Liabilities
Reinsurance premiums payables	$567.5	$5.3	$572.8
Income taxes payable	$3.7	$5.1	$8.8
Deferred tax liability	$—	$5.2	$5.2

Equity
Opening retained earnings	$1,514.6	$(12.2)	$1,502.4
Net (loss) for the year	$(40.1)	$(16.3)	$(56.4)

Accumulated Other Comprehensive Income
Cumulative foreign currency translation
Opening balance	$(80.2)	$(85.3)	$(165.5)
Changes for the period	$(9.6)	$(2.3)	$(11.9)

Unrealized appreciation/(depreciation) on investments, net of taxes
Changes for the period	$102.3	$5.7	$108.5

	As at December 31, 2020
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED STATEMENTS OF CASH FLOWS

Cash flows from/(used in) operating activities:
Net (loss)	$(40.1)	$(16.3)	$(56.4)
Deferred tax (benefit)	$(5.7)	$4.7	$(1.0)
Net realized and unrealized investment foreign exchange (gains)	$(23.1)	$(2.2)	$(25.3)

Changes in:
Premiums receivable	$71.2	$8.7	$79.9
Income tax payable	$2.5	$5.1	$7.6
Net cash from (used in) operating activities	$(672.7)	$—	$(672.7)

	As at December 31, 2019
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME

Net realized and unrealized exchange gains/(losses)	$(11.8)	$2.2	$(9.6)
Net (loss)	$(241.7)	$2.2	$(239.5)

	As at December 31, 2019
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY

Equity
Opening retained earnings	$1,791.0	$(14.4)	$1,776.6
Net (loss) for the year	$(241.7)	$2.2	$(239.5)

Accumulated Other Comprehensive Income
Cumulative foreign currency translation
Opening balance	$(55.4)	$(85.1)	$(140.5)
Changes for the period	$(24.8)	$(0.2)	$(25.0)

	As at December 31, 2019
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED STATEMENTS OF CASH FLOWS

Cash flows from/(used in) operating activities:
Net (loss)	$(241.7)	$2.2	$(239.5)
Net realized and unrealized investment foreign exchange (gains)/losses	$28.1	$(0.2)	$27.9

Changes in:
Premiums receivable	$144.8	$(2.0)	$142.8
Net cash from (used in) operating activities	$(337.8)	$—	$(337.8)